RBC FUNDS TRUST

RBC Equity Funds

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2016

Access Capital Community Investment Fund

Prospectus and SAI dated January 28, 2016, as supplemented

RBC BlueBay Funds

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Emerging Market Corporate Bond Fund

RBC BlueBay Global High Yield Bond Fund

RBC BlueBay Global Convertible Bond Fund

RBC BlueBay Absolute Return Fund

RBC BlueBay Diversified Credit Fund

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

Prospectus and SAI dated January 28, 2016, as supplemented

RBC Global Equity Funds

RBC Emerging Markets Equity Fund

RBC Emerging Markets Small Cap Equity Fund

RBC Global Opportunities Fund

RBC International Opportunities Fund

Prospectus and SAI dated July 29, 2016

RBC Fixed Income Funds

RBC Short Duration Fixed Income Fund

RBC Ultra-Short Fixed Income Fund

Prospectus and SAI dated July 29, 2016

RBC Money Market Funds

U.S. Government Money Market Fund

Prospectus and SAI dated November 25, 2015, as supplemented

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 30, 2016 to the Prospectuses and SAIs as dated above, as supplemented

This Supplement provides additional information beyond that contained in the

Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective immediately, the following changes are made to the Funds’ Prospectuses and SAIs, as noted below.

With respect to the Prospectuses for all Funds (except the Prospectus of the U.S. Government Money Market Fund), the following changes are hereby made under “Pricing of Fund Shares” in the “Shareholder Information” section.

The second full paragraph is deleted in its entirety and replaced with:

The per share NAV of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE. (“Value Time”)

The fourth full paragraph is deleted in its entirety and replaced with:

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Funds are disrupted as well. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Funds would also price shares in accordance with the above procedures.

The last two paragraphs are deleted in their entirety and replaced with:

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the Value Time; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and the Value Time. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

Investments initially valued in currencies other than the U.S. Dollar are converted to the U.S. Dollar using foreign exchange rate quotations received from a pricing vendor as of the Value Time on each Value Date. The value of securities traded in markets outside the United States may be affected on a day that is not a Value Date and an investor is not able to purchase, exchange or redeem shares of the Funds.

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With respect to the Prospectus of the U.S. Government Money Market Fund, the following changes are hereby made under “Pricing of Fund Shares” in the “Shareholder Information” section.

The first full paragraph is deleted in its entirety and replaced with:

NAV Calculation Times. The per share NAV of the U.S. Government Money Market Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

The fifth full paragraph is deleted in its entirety and replaced with:

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Funds are disrupted as well. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Funds would also price shares in accordance with the above procedures.

With respect to the SAIs for all Funds (except the SAI of the RBC Short Duration Fixed Income Fund and the RBC Ultra-Short Fixed Income Fund and the SAI of the U.S. Government Money Market Fund), the following changes are hereby made under “DETERMINATION OF NET ASSET VALUE”.

The second full paragraph is deleted in its entirety and replaced with:

The offering price for Class A shares consists of the per share NAV plus any applicable sales charges. Offering price or per share NAV for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”). The NAV per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of the class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

The fifth full paragraph is deleted in its entirety and replaced with:

Generally, foreign equity securities denominated in foreign currencies are valued in the foreign currency and then converted into its U.S. dollar equivalent using the foreign exchange quotation in effect at the Value Time on the day the security’s value is determined.

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With respect to the SAI for the RBC Short Duration Fixed Income Fund and the RBC Ultra-Short Fixed Income Fund, the following changes are hereby made under “DETERMINATION OF NET ASSET VALUE”.

The first full paragraph is deleted in its entirety and replaced with:

The net asset value (“NAV”) per share for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE. (“Value Time”) The NAV per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of the class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

The fourth full paragraph is deleted in its entirety and replaced with:

Generally, foreign equity securities denominated in foreign currencies are valued in the foreign currency and then converted into its U.S. dollar equivalent using the foreign exchange quotation in effect at the Value Time on the day the security’s value is determined.

With respect to the SAI for the U.S. Government Money Market Fund, the following changes are hereby made under “DETERMINATION OF NET ASSET VALUE”.

The first full paragraph is deleted in its entirety and replaced with:

The per share NAV of the U.S. Government Money Market Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading and the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). The Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. The Fund seeks to maintain a stable NAV of $1.00 per share.

The fifth full paragraph is deleted in its entirety and replaced with:

Generally, you may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open and the primary trading markets for the Fund’s portfolio instruments are open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

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The sixth full paragraph is deleted in its entirety and replaced with:

The NAV per share for each class of shares of the Fund is determined on each Value Date. The NAV per share of each class of shares of the Fund is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the net asset value.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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